Material Accounting Policies - Schedule of Estimated Useful Life of the Assets at Annual Rates (Details)	12 Months Ended
Dec. 31, 2024
Software [Member]
Material Accounting Policies - Schedule of Estimated Useful Life of the Assets at Annual Rates (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Software [Member] | Bottom of Range [Member]
Material Accounting Policies - Schedule of Estimated Useful Life of the Assets at Annual Rates (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Software [Member] | Top of Range [Member]
Material Accounting Policies - Schedule of Estimated Useful Life of the Assets at Annual Rates (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Computers and peripheral equipment [Member] | Bottom of Range [Member]
Material Accounting Policies - Schedule of Estimated Useful Life of the Assets at Annual Rates (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Computers and peripheral equipment [Member] | Top of Range [Member]
Material Accounting Policies - Schedule of Estimated Useful Life of the Assets at Annual Rates (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Office furniture and equipment [Member]
Material Accounting Policies - Schedule of Estimated Useful Life of the Assets at Annual Rates (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	7 years
Office furniture and equipment [Member] | Bottom of Range [Member]
Material Accounting Policies - Schedule of Estimated Useful Life of the Assets at Annual Rates (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	7 years
Office furniture and equipment [Member] | Top of Range [Member]
Material Accounting Policies - Schedule of Estimated Useful Life of the Assets at Annual Rates (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Motor vehicles [Member]
Material Accounting Policies - Schedule of Estimated Useful Life of the Assets at Annual Rates (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	7 years